Schedule of Investments
June 30, 2023 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.76%

Accident & Health Insurance- 3.12%
CNO Financial Group, Inc.	44,897	1,062,712

Agriculture Production-Crops - 3.55%
Dole PLC (Ireland)	89,333	1,207,782

Air Transportation Scheduled - 0.73%
Alaska Air Group, Inc. (2)	4,640	246,755

Apparel & Other Finished Products of Fabrics & Similar Material - 2.54%
Under Armour, Inc. Class A (2)	120,345	868,891

Business Services, NEC - 3.52%
Conduent, Inc. (2)	353,939	1,203,393

Computer Communications Equipment - 0.98%
A10 Networks, Inc.	22,869	333,659

Construction Special Trade Contractors - 0.52%
Matrix Service Co. (2)	29,970	176,523

Crude Petroleum & Natural Gas - 7.11%
Antero Resources Corp. (2)	43,035	991,096
CNX Resources Corp. (2)	42,086	745,764
TETRA Technologies, Inc. (2)	204,113	689,902

		2,426,762

Cutlery, Handtools & General Hardware - 1.71%
Hillman Solutions Corp. Class A (2)	64,635	582,361

Deep Sea Foreign Transportation of Freight - 1.20%
Ardmore Shipping Corp. (Bermuda)	33,244	410,563

Electric Lighting & Wiring Equipment - 3.60%
LSI Industries, Inc.	97,992	1,230,780

Electric & Other Services Combined - 1.95%
Allete, Inc.	11,460	664,336

Electrical Industrial Apparatus - 1.70%
Graftech International Ltd.	115,097	580,089

Fire, Marine & Casualty Insurance - 7.21%
SiriusPoint Ltd. (Bermuda) (2)	142,742	1,288,960
Tiptree, Inc. Class A	78,260	1,174,683

		2,463,643

Footwear, (No Rubber)- 2.54%
Wolverine World Wide, Inc.	59,157	869,016

Glass Containers - 4.52%
O-I Glass, Inc. (2)	72,425	1,544,825

Household Audio & Video Equipment - 1.86%
Knowles Corp. (2)	35,099	633,888

Industrial Inorganic Chemicals - 1.25%
Tronox Holdings PLC Class A (United Kingdom)	33,685	428,136

Life Insurance - 6.76%
Genworth Financial, Inc. Class A (2)	214,757	1,073,785
National Western Life Group, Inc. Class A (2)	2,970	1,234,213

		2,307,998

Meat Packing Plants - 1.33%
Seaboard Corp.	128	455,772

Metal Mining - 1.55%
Cleveland Cliffs, Inc. (2)	31,600	529,616

Plastics, Foil & Coated Paper Bags - 1.64%
Pactiv Evergreen, Inc.	73,891	559,355

Primary Smelting & Refining of Nonferrous Metals - 0.28%
FerroGlobe PLC (United Kingdom) (2)	20,000	95,400

Printed Circuit Boards - 4.34%
Celestica, Inc. (Canada) (2)	83,219	1,206,676
Sanmina Corp. (2)	4,564	275,072

		1,481,748

Retail-Women's Clothing Stores - 2.04%
Chico's FAS, Inc. (2)	130,332	697,276

Retail-Apparel & Accessory Stores - 0.44%
Hanesbrands, Inc. (2)	33,180	150,637

Retail-Miscellaneous Retail - 1.74%
EZCORP, Inc. Class A (2)	71,049	595,391

Security Brokers, Dealers & Flotation Companies - 1.86%
Virtu Financial, Inc. Class A	37,228	636,227

Semiconductors & Related Devices- 0.31%
Photronics, Inc. (2)	4,100	105,739

Services-Computer Integrated Systems Design - 5.66%
Kyndryl Holdings, Inc. (2)	61,909	822,152
Unisys Corp. (2)	77,246	307,439
Veradigm, Inc. (2)	63,811	804,019

		1,933,610

Special Industry Machinery - 1.15%
Manitex International, Inc. (2)	72,091	392,175

State Commercial Banks - 3.16%
Trustco Bank Corp. NY	37,734	1,079,570

Surety Insurance - 0.94%
MGIC Investment Corp.	20,362	321,516

Surgical & Medical Instruments & Apparatus - 4.17%
Accuray, Inc. (2)	177,208	685,795
Orthofix Medical, Inc. (2)	40,888	738,437

		1,424,232

Telephone & Telegraph Apparatus - 4.00%
ADTRAN, Inc.	72,430	762,688
Ciena Corp. (2)	5,464	232,165
Infinera Corp. (2)	76,694	370,432

		1,365,285

Water Supply - 1.78%
Pure Cycle Corp. (2)	55,321	608,531

Total Common Stock	(Cost $ 26,205,664)	31,674,192

Real Estate Investment Trusts - 1.96%

Brixmor Property Group, Inc.	15,570	342,540
JBG Smith Properties	21,779	327,556

Total Real Estate Investment Trusts	(Cost $ 479,000)	670,096

Money Market Registered Investment Companies - 4.60%

Federated Treasury Obligation Fund - Institutional Shares - 4.95% (4)	1,571,685	1,571,685

Total Money Market Registered Investment Companies	(Cost $ 1,571,685)	1,571,685

Total Investments - 99.32%	(Cost $ 28,256,349)	33,915,973

Other Assets Less Liabilities - .68%		232,140

Total Net Assets - 100.00%		34,148,113

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$33,915,973	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$33,915,973	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the rate shown represents the yield at June 30, 2023.